Principal Funds, Inc.
Supplement dated June 17, 2016
to the Statement of Additional Information dated December 31, 2015 as amended and restated March 29, 2016
(as supplemented on May 2, 2016 and May 31, 2016)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Under Independent Directors, delete the biography for Elizabeth A. Nickels, and replace with the following:
Elizabeth A. Nickels. Ms. Nickels has served as a Director of PFI and PVC and as a Trustee of the Trust since September 2015. Ms. Nickels currently serves as a director of SpartanNash and Spectrum Health System. From 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education and employment experience, she is experienced with financial, accounting and regulatory matters.
In the table under Management Information, in the row for Drew E. Lawton, delete the information under “Principal Occupation(s) during the Past 5 Years” and replace with the following:
Formerly, Senior Managing Director and CEO,
New York Life Investment Management
(New York Life Insurance Company)

INVESTMENT ADVISORY AND OTHER SERVICES
On or about June 30, 2016, under Investment Advisors, add the following to the alphabetical list of Sub-Advisors:
Sub-Advisor: Gotham Asset Management, LLC, is wholly-owned by Gotham Asset Management Holdings, LP (“GAMH”). Joel Greenblatt and Robert Goldstein each own more than 25% of GAMH.
Fund(s):    a portion of the assets of Multi-Manager Equity Long/Short.
On or about June 24, 2016, under Investment Advisors, add the following to the alphabetical list of Sub-Advisors:
Sub-Advisor: Sound Point Capital Management, LP, is 60% owned by Stephen Ketchum, with the remaining 40% owned by five senior principals of Stone Point Capital LLC.
Fund(s):    a portion of the assets of Global Multi-Strategy.

GOTHAM ASSET MANAGEMENT, LLC

PROXY VOTING AND CLASS ACTIONS

A.	Purpose

In order to comply with Rule 206(4)-6 of the Investment Advisers Act Gotham has adopted written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interest of Clients. The Investment Advisers Act also requires disclosure to Clients with respect to obtaining information on how their securities were voted and Gotham's guidelines for voting Client securities.

B.	Proxy Policies and Procedures

Gotham's employs a value-based investment program for its Clients that is generally passive and agnostic on corporate control and other management issues that are presented to shareholders for approval ("proxies"). Nevertheless, at present, Gotham generally votes proxies for it Clients in accordance with the procedures below. These procedures may be modified with respect to certain Clients, provided that such Client agrees to such arrangement. For example, certain SMA Clients vote their own proxies pursuant to their investment management agreement.
When Gotham votes proxies, it seeks to do so in the best interests of its Clients. Gotham generally votes Client securities in conformity with the recommendations of Glass, Lewis & Co., LLC ("Glass Lewis"). Glass Lewis is a neutral third party that issues recommendations based on its own internal guidelines and research, and retains a record of all of its recommendations. Gotham believes that the retention of Glass Lewis to provide advice with respect to proxy voting is an efficient and effective means to assist Gotham in complying with its fiduciary duties to its Clients, and also provides a means to avoid any impact on voting decisions that might arise from any conflicts of interests between Gotham and its Clients.
When it votes proxies, Gotham may vote Client securities in a manner that is inconsistent with Glass Lewis' recommendations when Gotham believes it is in the best interest of its Clients and such a vote does not create a conflict of interest between Gotham and its Clients. In such a case, Gotham will keep a record of why Glass Lewis' recommendation was not in the Client's best interest and information supporting Gotham's decision.
Gotham votes Client securities using Proxy Edge®, an electronic voting platform provided by Broadridge Financial Solutions, Inc. Proxy Edge retains a record of proxy votes for each Client.
Gotham may determine not to vote a particular proxy. This may be done, for example, if:

(i)	the resolution of the proxy is not relevant to the Client's investment;

(ii)	Gotham believes the cost of voting the proxy outweighs the potential benefit derived from voting;

(iii)	a proxy is received with respect to securities that are no longer held in a Client account;

(iv)	the terms of a securities lending agreement prevent Gotham from voting a loaned security;

(v)	Gotham (or Proxy Edge) receives proxy materials without sufficient time to reach an informed voting decision and vote the proxies;

(vi)	Glass Lewis does not have a recommendation; or

(vii)	the terms of the security or any related agreement or applicable law preclude Gotham from voting.
The Firm will generally vote in the same manner for all Clients holding a particular security, subject to the investment objectives and best interests of each Client.
In order to verify that proxy votes are cast in accordance with Clients' best interests and our proxy voting procedures, the GC/CCO, the Director of Compliance or their designee will periodically (but no less often than annually) sample proxy votes to review whether they complied with the Firm's proxy voting policy and procedures. The Firm will also periodically review Glass Lewis's procedures, including a review of their material conflicts statement.

C.	Conflicts of Interest

Supervised Persons must inform the GC/CCO if they become aware of any material conflict of interest between the Firm and a Client or between Clients with respect to a proxy vote. Since the Firm generally votes in accordance with Glass Lewis' recommendations, Gotham believes that generally no conflicts of interest will impact Gotham's vote. When voting Client securities in a manner that is inconsistent with Glass Lewis' recommendations, Gotham will review any conflicts of interest that are identified.
The GC/CCO, or his designee, will attempt to resolve the conflict of interest before the Firm votes. In the event that the material conflict of interest cannot be reasonably resolved prior to voting the Firm will take steps designed to ensure that a decision to vote the proxy was based on the Firm's determination of the Client's best interest and was not the product of the conflict.

D.	Reporting and Disclosure Procedures

Gotham generally does not disclose proxy votes on behalf of a Client to any other Client. To the extent that Gotham serves as a sub-adviser to another adviser, Gotham may provide proxy voting records to such adviser, if requested. Proxy votes on behalf of Mutual Funds are disclosed annually on Form N-PX.
The Firm will include in its Brochure a summary of this proxy voting policy. Each Client may request a copy of this proxy voting policy, Glass Lewis' proxy voting guidelines, and records of how such Client’s securities were voted by making a written request to:
Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, NY 10022
Attention: Legal & Compliance

E.	Recordkeeping

The Firm maintains records of: (a) this proxy voting policy; (b) all proxy statements and materials the Firm receives on behalf of Clients unless such materials are readily available from SEC via EDGAR; (c) all proxy votes that are made on behalf of the Clients; (d) all written requests from Clients regarding voting history; and (e) all responses (written and oral) to Clients' requests. Such records are available to the impacted Client upon request. To fulfill some of these recordkeeping requirements, the Firm may rely on information stored on Proxy Edge, Firm e-mail or other third party service providers.

F.	Class Action Settlement Procedures

The Firm has retained a third-party service provider, Financial Recovery Technologies, LLC to monitor and file claims in class action settlements on behalf of certain Clients, including the Private Funds, and certain SMAs. The Mutual Fund's Administrator provides such services on behalf of the Mutual Funds. The GC/CCO and Chief Financial Officer oversee this process. Any compensation received from such settlements shall be distributed pro-rata to the Clients based on the percentage of the relevant holding owned by each Client.

SOUND POINT CAPITAL MANAGEMENT, LP

POLICY REGARDING PROXY VOTING

Purpose and Scope
The purpose of this policy and its related procedures regarding voting proxies for securities held in Client accounts and for which Sound Point has been delegated proxy voting authority (“Client Proxies”) is to establish guidelines regarding Client Proxies that are reasonably designed to conform with the requirements of applicable law (this “Policy”).
General Policy
Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises proxy voting authority over client securities to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the investment adviser votes proxies related to client securities in the best interest of its Clients; (ii) ensure that the written policies and procedures address material conflicts that may arise between the interests of the investment adviser and those of its Clients; (iii) describe its proxy voting procedures to clients, and provide copies of such procedures upon request by such clients; and (iv) disclose to clients how they may obtain information from the investment adviser about how the adviser voted with respect to their securities. Sound Point is committed to implementing policies and procedures that conform to the requirements of the Advisers Act. To that end, it has implemented this Policy to facilitate Sound Point’s compliance with Rule 206(4)-6 and to ensure that proxies related to Client Securities are voted (or not voted) in a manner consistent with the best interest of its Clients.
Proxy Voting Policy
Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises its authority to vote Client Proxies to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the investment adviser votes Client Proxies in the best interest of its Clients; (ii) ensure that the written policies and procedures address material conflicts that may arise between the interests of the investment adviser and those of its Clients; (iii) describe its proxy voting procedures to clients, and provide copies of such procedures upon request by such clients; and (iv) disclose to clients how they may obtain information from the investment adviser about how the adviser voted their proxies.
Sound Point generally has proxy voting authority over securities held in Client accounts for which it has discretionary investment management responsibility. Proxy voting, however, is not an integral component of Sound Point’s investment strategy, which focuses primarily on investments and trading in fixed income, credit and credit-linked securities (collectively referred to herein as “credit positions”). These types of securities do not typically convey voting rights to the holder. To the extent Clients holds equity securities, it will generally be for the purpose of hedging credit positions or for short-term trading strategies. In the absence of a specific duty, if Sound Point does not believe the exercise of a proxy vote right will have a material economic impact on the client account, Sound Point may not exercise its voting authority with respect to a proxy. In addition, Sound Point may elect to not vote a proxy if the cost of voting, or time commitment required to vote a proxy outweighs the expected benefits of voting the proxy.
These policies and procedures do not mandate that Sound Point vote every Client Proxy that it receives. There may be circumstances when refraining from voting a proxy is in a Client’s best interest, such as when and if Sound Point determines that the cost of voting the proxy exceeds the expected benefit to the Client. Further, Sound Point will not vote proxies for which a Client has not delegated voting authority to Sound Point. Sound Point shall vote all proxies related to Client Accounts where such account has mandated such practice (e.g. 40 Act Clients, Client accounts that specifically instructed Sound Point to vote proxies). With respect to ERISA clients, Sound Point will act prudently and solely in the interest of the participants and beneficiaries of such ERISA client.

Proxy Voting Procedures
Procedures
The CCO or his designee is responsible for determining whether a particular proxy vote may have a material economic impact on an underlying Client position or trading strategy and, if so, instructing the custodian to act in the manner which the CCO believes will increase the value of the underlying credit position or short-term trading strategy. In make any such determination, the CCO shall consider any potential conflicts of interest which may exist and shall at all times act in the manner in which he believes will further the economic interests of the clients. The CCO shall document the rationale for any decision to vote or not to vote a proxy.
Sound Point has retained BroadRidge/ProxyEdge to assist it in coordinating and voting Client Proxies. The CCO or his designee will monitor the third-party to assure that all proxies are being properly voted and appropriate records are being retained.
Any employee, officer or director of Sound Point receiving an inquiry directly from a company holding a proxy contest must promptly notify the CCO.
Conflicts of Interest
Sound Point will not put its own interests ahead of a Client’s interest at any time, and will resolve any potential conflicts between its interests and those of its Clients in favor of its Clients. The CCO will be primarily responsible for determining whether a conflict of interest exists in connection with any Client Proxy vote. The CCO will presume a conflict of interest to exist whenever Sound Point or any partner, member, affiliate, subsidiary or employee of Sound Point has a personal or business interest in the outcome of a particular matter before shareholders.
Limitations on Proxy Voting
Sound Point will not be obliged to vote a Client Proxy if Sound Point reasonably determines that the cost of voting such Securities would exceed the expected benefit to the Client.
Disclosure to Clients
Form ADV Disclosure
Sound Point will disclose in Part 2A of its Form ADV that Clients may contact the CCO during regular business hours, via email or telephone, to obtain information on how Sound Point voted such Client’s proxies for the past 5 years. The summary of this Policy included in Sound Point’s Part 2A of its Form ADV will be updated whenever this Policy is revised. Clients may also receive a copy of this Policy upon their request.
Note that updating the Form ADV with a change to the proxy voting policy outside of the annual update is voluntary. However, Sound Point will need to communicate to the Client any changes to this Policy affecting its fiduciary duty.
Client Requests for Information
Clients and Private Fund Investors may request a copy of this Policy and/or information about how Sound Point has voted securities in their behalf (or, with respect to a Private Fund) account by contacting Sound Point. Sound Point will not disclose proxy votes made on behalf of a Client to other Clients or third parties unless specifically requested, in writing, by the Client. However, to the extent that Sound Point may serve as sub-adviser to another adviser to a client, Sound Point will be deemed to be authorized to provide proxy voting records on such Accounts to such other adviser.

Recordkeeping
In accordance with the recordkeeping requirements of Rule 204-2 of the Advisers Act, Sound Point will, for a period of at least 5 years from the end of the fiscal year during which the record was finalized, maintain or have ready access to the following documents, the first 2 years in an appropriate office of Sound Point:

(i)	a copy of this Policy;

(ii)	a copy of each proxy statement received by Sound Point regarding Securities held on behalf of its Clients;

(iii)	a record of each vote cast by Sound Point on behalf of its Clients;

(iv)	a copy of any documents prepared by Sound Point that were material to making a decision how to vote, or that memorialized the basis for such decision; and

(v)
a copy of each written request received from a Client as to how Sound Point voted proxies on its behalf, and a copy of any written response from Sound Point to any (written or oral) Client request for information on how Sound Point voted proxies on its behalf.

To fulfill some of these recordkeeping requirements, Sound Point may rely on proxy statements filed on EDGAR and proxy statements and records of proxy votes cast that are maintained with a proxy voting service or other third-party, provided that Sound Point has obtained an undertaking from such third-party to provide a copy of the documents promptly upon request.
Additionally Sound Point shall collect proxy information necessary for the preparation and filing of any required forms, such as Form N-PX.
Sound Point will retain each of the records listed above in accordance with Sound Point’s Policy Regarding Recordkeeping.